Earnings per share (Details) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Issued common shares at beginning of period	85,545,875	77,961,151
Effect of shares issued	480,798	8,333
Weighted average number of common shares outstanding - basic	86,026,673	77,969,484
Weighted average number of shares outstanding - diluted	86,026,673	77,969,484